Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	May 31, 2023	May 31, 2022	May 31, 2021
Cash flows from operating activities
Net income/(loss)	$ 235,363	$ (1,220,276)	$ 230,021
Adjustments to reconcile net income/(loss) to net cash provided by/(used in) operating activities
Depreciation of property and equipment	117,036	192,291	225,657
Amortization of intangible assets	5,583	1,933	4,524
Amortization of land use rights	84	205	262
Loss on disposal of property and equipment	2,167		5,380
Loss on deconsolidation of subsidiaries		79,609
Goodwill impairment	0	0	28,858
Impairment loss from intangible assets			2,936
Impairment loss from long-term investments	8,056	129,350	40,207
Impairment loss from other long-lived assets		435,662	33,769
Realized gain from disposal of long-term investments		(22,004)	(3,535)
Loss from fair value change of investments	860	14,933	3,824
Share-based compensation expenses	89,788	132,968	68,880
Allowance for doubtful accounts	747	(81)	3,106
Loss from equity method investments	7,102	51,466	1,368
Deferred income taxes	(31,528)	89,565	(44,644)
Amortization of Debt Issuance Costs and Discounts	221	465	548
Gain from extinguishment of debt	(2,347)	(12,579)
Changes in operating assets and liabilities
Accounts receivable	(3,870)	(8,113)	(4,627)
Inventory	(21,899)	1,820	3,752
Prepaid expenses and other current assets	(17,744)	42,144	(15,229)
Amounts due from related parties	14,243	(22,918)	(661)
Long-term deposits	5,006	23,007	(5,020)
Right-of-use assets	60,474	1,268,055	(252,297)
Accounts payable	44,048	(15,122)	12,809
Accrued expenses and other current liabilities	83,394	(315,830)	122,147
Income taxes payable	41,653	2,179	33,533
Amounts due to related parties	138	3,713	(1,667)
Deferred revenue	469,339	(925,048)	420,340
Operating lease liabilities	(136,906)	(1,207,847)	215,844
Net cash provided by/(used in) operating activities	971,008	(1,280,453)	1,130,085
Cash flows from investing activities
Purchase of term deposits	(1,236,849)	(360,633)	(1,203,630)
Proceeds from maturity of term deposits	1,031,420	307,722	296,077
Payments for short-term investments	(2,074,896)	(540,834)	(4,253,957)
Proceeds from maturity of short-term investments	2,397,622	2,040,999	3,452,642
Purchase of property and equipment	(143,045)	(150,738)	(429,197)
Proceeds from disposal of property and equipment	1,323	5,387	45,392
Payments for long-term investments	(13,597)	(82,082)	(106,965)
Proceeds from disposal of long-term investments		12,350	24,623
Business acquisitions, net of cash acquired of US$430, nil and US$5,065 for the years ended May 31, 2021, 2022 and 2023, respectively (Note 3)	886		(12,701)
Purchase of land use rights			(7,151)
Proceeds from disposal of land use rights	2,112	4,990
Loans provided to related parties	(2,387)	(41,226)	(10,486)
Repayment of loans provided to related parties		6,510	27,714
Deconsolidation of subsidiaries		(33,913)
Net cash (used in)/ provided by investing activities	(37,411)	1,168,532	(2,177,639)
Cash flows from financing activities
Net proceeds from HK initial public offering			1,482,768
Proceeds from issuances of common shares upon exercise of share options	12,878	175	1,929
Cash paid for shares repurchase	(191,628)
Cash paid for employees' individual income taxes on withheld shares from exercise of NES	(2,174)	(7,956)	(16,168)
Payments made after business acquisitions	(17,179)		(1,741)
Repayment of long-term debt			(120,000)
Proceeds from issuance of unsecured senior notes			297,083
Repurchase of unsecured senior notes	(48,764)	(221,997)
Share issuances of East Buy			29,872
Repurchase of shares from non-controlling interests			(19,659)
Other financing activities		(1,080)
Net cash provided by/(used in) financing activities	(246,867)	(230,858)	1,654,084
Effects of exchange rate changes	(75,830)	(94,821)	106,173
Net change in cash, cash equivalents and restricted cash	610,900	(437,600)	712,703
Cash, cash equivalents and restricted cash at beginning of year	1,194,527	1,632,127	919,424
Cash, cash equivalents and restricted cash at end of year	1,805,427	1,194,527	1,632,127
Supplement disclosure of cash flow information
Income taxes paid	55,195	53,049	144,377
Interests paid	798	5,048	4,219
Non-cash investing and financing activities
Payable for investments and acquisitions	9,531	1,097	6,536
Payable for purchase of property and equipment	$ 27,093	$ 27,240	$ 79,132